Income Tax	12 Months Ended
Dec. 31, 2019
Income Tax
Income Tax

(21) Income Tax

Under the tax legislation in Mexico and the United States of America in effect through December 31, 2019, entities are subject to pay Income Tax (ISR, by its Spanish acronym).

a)   ISR

The Company and each of its subsidiaries file separate income tax returns (including its foreign subsidiary, which files income tax returns in the United States of America, based on its fiscal year ending in April of every year). For the years ended December 31, 2019, 2018 and 2017, the applicable rate under the general tax regime in Mexico is 30%; this rate will be applicable in future years as well. The applicable rate during 2019 and 2018 for the Company’s US subsidiary is 21% (plus state and federal taxes), during 2017 the rate was 35% (plus state and federal taxes).

As of December 31, 2019, 2018 and 2017, BSACV, the Company’s primary operating subsidiary is subject to the agriculture, cattle-raising, forestry and fishing regime of the ISR law, which is applicable to entities exclusively dedicated to such activities. The ISR Law establishes that such activities are exclusive when no more than 10% of an entity’s total revenues are generated from something other than those activities or from industrialized products.

b)   Tax charged to profit and loss

For the years ended December 31, 2019, 2018 and 2017, the income tax (benefit) expense included in profit and loss is as follows:

	December 31
	2019	2018	2017
Operation in Mexico:
Current ISR	$1,066,160	1,242,553	1,512,721
Deferred ISR	324,415	(33,718)	(157,646)
	1,390,575	1,208,835	1,355,075
Foreign operation:
Current ISR	(1,859)	4,294	198,813
Deferred ISR	(263,738)	(58,151)	(469,444)
Total ISR expense	$1,124,978	1,154,978	1,084,444

Total income tax expense

The income tax expense attributable to income before income taxes differed from the amount computed by applying the ISR rate of 30% in 2019, 2018 and 2017 due to the items listed below:

	December 31,
	2019		2018		2017
	ISR	Percentage	ISR	Percentage	ISR	Percentage

Expected expense	$1,292,925	30%	$1,354,965	30%	$1,811,667	30%
Increase (decrease) resulting from:		—		—
Net effects of inflation	(168,822)	(4)%	(276,758)	(6)%	(329,516)	(5)%
(Non-taxable income) Non-deductible expenses	11,027	0%	16,648	0%	88,330	1%
Effect of rate difference of foreign subsidiary	48,658	1%	(16,572)	(0)%	702	0%
Effect from non-deductible employee benefits	70,202	2%	90,820	2%	83,953	1%
Effect of tax incentive	(60,861)	(1)%	—	—	—	—
Effect of change of income tax rate in the United States of America	—	—	—	—	(443,104)	(7)%
Cancellation of loss by acquisition	—	—	—	—	(129,036)	(2)%
Other	(68,151)	(2)%	(14,126)	(0)%	1,448	0%
Income tax expense	$1,124,978	26%	$1,154,978	26%	$1,084,444	18%

c)   Deferred income tax

The Company and each one of its subsidiaries determine the deferred taxes that are reflected at a consolidated level on stand-alone basis. BSACV, the main operating subsidiary of the Company, is subject to tax payment under the agriculture, cattle-raising, forestry and fishing regime, in which the tax base for ISR is determined on collected revenues minus paid deductions.

The tax effects of temporary differences, tax losses and tax credits that give rise to significant portions of deferred tax assets and liabilities as of December 31, 2019, 2018 and 2017 are detailed below:

	December 31,
	2019	2018	2017
Deferred tax assets
Accounts payable	$2,481	27,738	16,404
Employee benefits	164,019	53,398	45,519
PTU payable	26,020	20,536	12,917
Tax loss carryforwards	56,163	—	—
Inventories	616	—	—
Property, plant and equipment	1,113	—	—
Other provisions	—	2,205	7,025
Total deferred tax assets	250,412	103,877	81,865

Deferred tax liabilities
Property, plant and equipment	—	51	59
Prepaid expenses	4,593	—	1,136
Other provisions	547	—	—
Total deferred tax liabilities	5,140	51	1,195
Net deferred tax assets	$245,272	103,826	80,670

	December 31,
	2019	2018	2017
Deferred tax assets
Accounts payable	$1,097,422	1,483,275	1,170,771
Tax loss carryforwards	271,772	59,883	22,013
Goodwill	—	3,879	7,562
Other provisions	63,314	76,025	54,020
Total deferred tax assets	1,432,508	1,623,062	1,254,366

Deferred tax liabilities
Inventories	1,696,300	1,639,156	1,601,498
Accounts receivable	445,198	366,825	421,191
Property, plant and equipment	2,667,824	2,503,172	2,428,358
Prepaid expenses	332,392	647,480	392,800
Goodwill	584	—
Intangible assets	190,900	233,749	253,898
Derivative financial instruments	3,803	—	—
Total deferred tax liabilities	5,337,001	5,390,382	5,097,745
Net deferred tax liability	$3,904,493	3,767,320	3,843,379

d)   Unrecognized deferred tax liabilities

Deferred taxes related to investments in subsidiaries have not been recognized as the Company is able to control the moment of the reversal of the temporary difference, and the reversal is not expected to take place in the foreseeable future. Deferred income tax on investments in subsidiaries not recognized as of December 31, 2019, 2018 and 2017 amounts to $1,919,720,  $2,049,327 and $2,587,954, respectively. The Company’s policy has been to distribute accounting profits when the respective taxes have been paid and in the case of foreign profits, such tax may be duly credited in Mexico.

e)   Movement in temporary differences during the fiscal year

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2019	and loss	equity	2019
Accounts payable	$(1,511,013)	410,152	958	(1,099,903)
Employee benefits	(53,398)	(197,728)	87,107	(164,060)
PTU payable	(20,536)	(5,484)	—	(26,020)
Tax loss carryforwards	(59,883)	(273,479)	5,427	(327,935)
Other provisions	(78,230)	15,436	27	(62,767)
Goodwill	(3,879)	4,391	72	584
Intangible assets	233,749	(34,220)	(8,629)	190,900
Inventories	1,639,156	64,120	(7,592)	1,695,684
Accounts receivable	366,825	78,373	—	445,198
Property, plant and equipment	2,503,223	184,454	(20,966)	2,666,752
Prepaid expenses	647,480	(310,495)	—	336,985
Derivative financial instruments	—	3,803	—	3,803
Net deferred tax liability	$3,663,494	(60,677)	56,404	3,659,221

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2018	and loss	equity	2018
Accounts payable	$(1,187,175)	(323,784)	(54)	(1,511,013)
Employee benefits	(45,519)	(1,317)	(6,562)	(53,398)
PTU payable	(12,917)	(7,619)	—	(20,536)
Tax loss carryforwards	(22,013)	(37,004)	(866)	(59,883)
Other provisions	(61,045)	(17,240)	55	(78,230)
Goodwill	(7,562)	3,604	79	(3,879)
Intangible assets	253,898	(19,825)	(324)	233,749
Inventories	1,601,498	37,319	339	1,639,156
Accounts receivable	421,191	(54,366)	—	366,825
Property, plant and equipment	2,428,417	74,819	(13)	2,503,223
Prepaid expenses	393,936	253,544	—	647,480
Net deferred tax liability	$3,762,709	(91,869)	(7,346)	3,663,494

			Acquired or/
		Recognized	Recognized
	January 1,	in profit	directly in	December 31,
	2017	and loss	equity	2017
Accounts payable	$(965,507)	(223,640)	1,972	(1,187,175)
Employee benefits	(42,221)	1,915	(5,213)	(45,519)
PTU payable	(12,700)	(217)	—	(12,917)
Tax loss carryforwards	(3,436)	(18,577)	—	(22,013)
Other provisions	(25,803)	(35,577)	335	(61,045)
Goodwill	(19,846)	10,895	1,389	(7,562)
Intangible assets	—	—	253,898	253,898
Inventories	1,612,890	(82,523)	71,131	1,601,498
Accounts receivable	438,146	(16,955)	—	421,191
Property, plant and equipment	2,566,084	(351,511)	213,844	2,428,417
Prepaid expenses	303,010	90,926	—	393,936
Derivative financial instruments	1,826	(1,826)	—	—
Net deferred tax liability	$3,852,443	(627,090)	537,356	3,762,709

f)   Tax on assets and tax loss carryforwards

As of December 31, 2019, tax loss carryforwards expire as shown below. Amounts are indexed for inflation as permitted by Mexican income tax law:

	Amount as of December 31, 2019
	Tax loss	Year of expiration /
Year	carryforwards	maturity
2017	$64,729	2027
2018	11,877	2028
2019	1,184,933	2029
	$1,438,549